Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies

13. Commitments and Contingencies

Leases

Effective March 1, 2025, the Company entered into a two year lease agreement for our corporate headquarters at Level 10, Tower 11, Avenue 5, No. 8, Jalan Kerinchi, 59200 Kuala Lumpur, Malaysia, which we believe is adequate to accommodate our business needs. The Company terminated its lease agreement for its previous headquarters in Berkely Heights, New Jersey, effective January 31, 2025. Following the acquisition of Fitters Sub on September 12, 2025, the Company has three additional facilities in Malaysia, all on short term lease agreements.

For the years ended December 31, 2025 and December 31, 2024, the Company recognized operating lease expenses of $22,335 and $82,830 respectively, including $12,813 and $9,104 respectively relating to short term lease agreements for facilities in Scotland and Malaysia. The remaining lease term as of December 31, 2025 is approximately 1.2 years for the Kuala Lumpur, Malaysia facility. The discount rate used by the Company in determining the lease liability was 12%.

The following is a summary of the Company’s future contractual obligations and commitments relating to its facilities lease as at December 31, 2025 (in thousands):

Operating Lease
Obligation
2026	$18
2027	2
Thereafter	—
Total future minimum lease obligation	$20
Less imputed interest	—
Total	$20

Future NRG Sdn. Bhd. [Member]
Commitments and Contingencies

12. COMMITMENTS AND CONTINGENCIES

Legal Proceedings — AHT Syngas Technology NV

Case 1 (BA-22NCC-104-08/2021): AHT claimed EUR 1,783,810 for allegedly unpaid invoices relating to a coal gasification system. AHT’s claim was struck out on September 8, 2025 (non-compliance with security-for-costs order). AHT has appealed against the decision (B-02(IM)(NCC)-1992-10/2025); and the Court of Appeal allowed AHT’s application to appeal on 14 May 2026. The Company’s counterclaim of EUR 200,000 was dismissed December 1, 2025; the Company has appealed (B-02(NCC)(W)-9-01/2026). The appeals remain pending, with the hearing of AHT’s appeal scheduled for 28 April 2027 and FNRG’s appeal scheduled for 3 December 2026. The ultimate outcome of the proceedings cannot presently be determined. No provision has been recognized as loss is not probable.

Case 2 (BA-22NCC-57-04/2022): AHT claimed EUR 342,857 relating to a biomass gasification plant contract, representing the balance payment allegedly due upon testing and commissioning of the plant. The trial is ongoing. One of FNRG’s witnesses completed his testimony on 31 July 2026, while another witness remains under cross-examination. Further proceedings, including the testimony of an expert witness, are scheduled for 18 September 2026, 25 September 2026 and 28 September 2026. A provision of RM 1,647,000 (USD 403,924, translated historically recorded as USD 406,945 in Q1 2026) has been recognized since the previous financial years, representing management’s best estimate of the probable loss.

Operating Leases

Short-term operating leases with terms under twelve months qualify for the ASC 842 short-term lease exemption. Lease expense from January 1, to June 30, 2026 is USD 2,943 (June 30, 2025: USD 2,849). No right-of-use assets or lease liabilities are recognized.

13. COMMITMENTS AND CONTINGENCIES

(a)	Going Concern

Management evaluates whether conditions and events, considered in aggregate, raise substantial doubt about the Company’s ability to continue as a going concern within the twelve-month period following the date these financial statements are issued.

For the year ended December 31, 2025, the Company reported a loss from continuing operations before income taxes of RM 271,526 (USD 66,862) compared to a loss of RM 552,425 (USD 123,433) in 2024. As at December 31, 2025, the current liabilities of continuing operations exceeded current assets of continuing operations by RM 18,373,451 (USD 4,524,366) (December 31, 2024: RM 12,362,067 (USD 2,762,164)). This working capital deficiency is primarily attributable to amounts payable to the ultimate holding company and related companies within the Fitters Diversified Berhad group, totaling RM 18,905,336 (USD 4,655,340) as of December 31, 2025 (2024: RM 19,885,572 in aggregate). Additionally, for the year ended December 31, 2025, continuing operations generated a negative operating cash flow of RM 350,174 (USD 86,228), whereas the prior year generated a positive operating cash flow of RM 784,774.

As of December 31, 2025 and 2024, the ultimate holding company, Fitters Diversified Berhad, has not made any demand for the repayment of outstanding intercompany balances. Furthermore, the ultimate holding company has formally confirmed its commitment to provide continued financial and operational support to the Company to ensure that the Company is able to meet its financial obligations and settle its liabilities as and when they fall due.

Subsequent to the reporting date, as disclosed in Note 14, the Company executed a significant reorganization and capital restructuring plan. The proceeds from this disposal of RM10,500,000 were applied toward the offset of outstanding amounts due to the ultimate holding company. Subsequent to the completion of the disposal of SOH, Fitters Diversified Berhad has in March 2026 formally and unconditionally waived approximately RM 7,855,337 (USD 1,934,289) of the balance of all outstanding amount due from the Company.

(b)	Leases

The office premises under short-term non-cancellable operating leases qualify for the ASC 842 short-term lease exemption. Lease expense for FY2025 was USD 8,864 (FY2024: USD nil). No right-of-use asset or lease liability has been recognized.

(c)	Legal Proceedings

Case 1 — Shah Alam High Court Civil Suit BA-22NCC-104-08/2021

AHT Syngas Technology NV (“AHT”) claimed EUR 1,783,810 against the Company for allegedly unpaid invoices relating to the construction of a coal gasification system. AHT’s claim was struck out on September 8, 2025 due to non-compliance with a security-for-costs order. AHT has appealed (Appeal No. B-02(IM)(NCC)-1992-10/2025); a strike-out application is fixed for hearing on May 14, 2026. AHT’s appeal is fixed for hearing before the Court of Appeal on April 28, 2027.

The Company’s counterclaim of EUR 200,000 was dismissed on December 1, 2025 and the Company has appealed (Appeal No. B-02(NCC)(W)-9-01/2026). No provision has been recognized as it is not probable that a loss has been incurred.

Case 2 — Shah Alam High Court Civil Suit BA-22NCC-57-04/2022

AHT claimed EUR 342,857 against the Company in respect of an alleged unpaid balance under a biomass gasification plant contract. The Company denies the claim and counterclaims EUR 949,000 for alleged overpayment. Trial dates have been fixed for July 31, August 14, and September 25, 2026.

The Company has recognized a provision of USD 405,566 (RM 1,647,000) as of December 31, 2025 and 2024, as it is considered probable that a loss has been incurred and the amount can be reasonably estimated. The actual loss may differ.